Goodwill and Intangible Assets (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of intangible assets
Gross Carrying Amount	$ 13,973,707	$ 9,333,457
Accumulated Amortization	(1,197,790)	(227,614)
Net Book Value	12,775,917	9,105,843
Customer Relationship and Lists [Member]
Summary of intangible assets
Estimated Useful Life	10 yrs
Gross Carrying Amount	9,094,299	5,709,049
Accumulated Amortization	(1,022,273)	(208,623)
Net Book Value	8,072,026	5,500,426
Noncompete Agreements [Member]
Summary of intangible assets
Estimated Useful Life	2-3 yrs
Gross Carrying Amount	570,638	199,638
Accumulated Amortization	(175,517)	(18,991)
Net Book Value	395,121	180,647
URL's [Member]
Summary of intangible assets
Estimated Useful Life	Indefinite
Gross Carrying Amount	10,208	10,208
Accumulated Amortization
Net Book Value	10,208	10,208
Trade names [Member]
Summary of intangible assets
Estimated Useful Life	Indefinite
Gross Carrying Amount	4,298,562	3,414,562
Accumulated Amortization
Net Book Value	$ 4,298,562	$ 3,414,562